EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Employee expenses	$ 598,070	$ 647,280	$ 627,614
Wages and salaries	577,634	628,093	602,936
Severance indemnities	$ 20,436	$ 19,187	$ 24,678